Equity Transactions (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Equity [Abstract]
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, share issued	626,989	626,989	16,795,474
Equity transactions